Share capital (Tables)	12 Months Ended
Dec. 31, 2025
Share capital
Schedule of common shares issued

	Number of
	common
	shares	Amount
Balance, December 31, 2023	65,352,279	$148,519,136
Issuance of common shares (i)	9,703,125	21,355,588
Share issuance costs (i)	—	(2,651,229)
Restricted share units exercised (note 11)	2,378,588	3,436,775
Stock options exercised (note 11)	175,000	177,510
Fair value of stock options exercised (note 11)	—	99,263
Performance share units exercised (note 11)	5,000,000	8,398,378
Balance, December 31, 2024	82,608,992	$179,335,421
Issuance of units (ii)	11,425,000	16,037,974
Share issuance costs (ii)	—	(477,028)
Fair value of warrants (ii)	—	(3,089,610)
Restricted share units exercised (note 11)	425,119	651,211
Stock options exercised (note 11)	25,000	34,260
Fair value of stock options exercised (note 11)	—	22,033
Performance share units exercised (note 11)	5,772,898	9,352,188
Balance, December 31, 2025	100,257,009	$201,866,449

(i)In October 2024, the Corporation closed a public offering of 9,703,125 common shares at a price of US$1.60 per common share for gross proceeds of US$15,525,000 ($21,355,588). The underwriters were paid cash fees of US$931,500 ($1,281,335).

(ii)In October 2025, the Corporation completed a unit financing by issuing 11,425,000 common share units at US$1.00 per unit for gross proceeds of US$11,425,000 ($16,037,974). Each unit consisted of one common share and one-half of one common share purchase warrant. Each whole warrant is exercisable into one common share at the price of US$1.35 per share for a period of 2 years from closing. Share issuance costs of $477,028 were incurred.